Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Other Related Party Transactions [Line Items]
Deposits from related parties	$ 5,920,000	$ 6,155,000
Executive Officers And Directors And Their Affiliates [Member]
Schedule of Other Related Party Transactions [Line Items]
Loans and leases receivable, related parties	101,000	750,000
Total principal additions on loan	41,000	252,000	931,000
Total principal payments on loan	690,000	883,000	317,000
Related party, unfunded commitments	$ 37,000	$ 390,000